GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
General Information
GENERAL INFORMATION

NOTE 1: GENERAL INFORMATION

1.1 General information of the Company

The Company is a fully integrated power company in Argentina, which participates in the electric energy, oil and gas value chains.

In the generation segment, the Company, directly and through its subsidiaries and joint ventures, has a 5,332 MW installed capacity as of December 31, 2023, which represents approximately 12% of Argentina’s installed capacity, and being one of the four largest independent generators in the country. Additionally, the Company is currently undergoing a process to expand its installed capacity by an additional 140 MW.

In the oil and gas segment, the Company develops an important activity in gas and oil exploration and production, with operations in 12 production areas and 5 exploratory areas reaching a production level of 10.3 million m3/day of natural gas and 4.8 thousand boe/day of oil in Argentina, as of December 31, 2023. Its main natural gas production blocks are located in the Provinces of Neuquén and Río Negro.

In the petrochemicals segment, operations are located in Argentina, where the Company operates 2 high-complexity plants producing styrene, synthetic rubber and polystyrene, with a domestic market share ranging between 91% and 100%.

Finally, through the holding and others segment, the Company participates in the electricity transmission and oil and gas transportation businesses. In the transmission business, the Company jointly controls Citelec, which has a controlling interest in Transener, a company engaged in the operation and maintenance of a 22,391 km high-voltage electricity transmission network in Argentina with an 86% share in the Argentine electricity transmission market. In the gas transportation business, the Company jointly controls CIESA, which has a controlling interest in TGS, a company holding a concession for the transportation of natural gas with 9,248 km of gas pipelines in the center, west and south of Argentina, and which is also engaged in the processing and sale of natural gas liquids through the Cerri Complex, located in Bahía Blanca, in the Province of Buenos Aires, in addition to shale gas transportation and conditioning at Vaca Muerta. Besides, the Company owns a 34.08% indirect interest in OCP (see Note 5.3.4), licensee company of an oil pipeline in Ecuador that has a transportation capacity of 450 thousand barrels/day. Additionally, the segment includes advisory services provided to related companies.

The Company operates in an economic context which main variables are experiencing volatility as a result of political and economic events both in the domestic and international spheres.

At the local level, the Argentine economy was affected during the first half of 2023, and for the third consecutive year, by the La Niña weather phenomenon, which extended the drought period, affecting agricultural production and generating a significant adverse impact on exports and fiscal revenues. As a result, at the end of August 2023, the International Monetary Fund granted the relaxation of certain fiscal and monetary targets for the country and access to approximately US$7,500 million, together with a commitment to implement a new policy package.

Finally, on December 10, 2023, a new government took office in Argentina that proposes to move forward with the deregulation of the economy and a series of structural reforms aimed at freeing up restrictions to invest and operate in the country. Among its first measures, on December 21, 2023, PEN Executive Order No. 70/23, “Bases for reconstructing the Argentine economy”, was issued, whereby it declared a public emergency in economic, financial, fiscal, administrative, social security, tariff, health and social matters until December 31, 2025, and set the basis for economic deregulation and State reform, and provided for extensive modifications to different legal systems. The PEN Executive Order seeks to amend 300 laws, including reforms to the labor market, the customs code and the status of public companies, among others. Although the PEN Executive Order must be discussed and ratified by at least one of the Chambers of the National Congress, its provisions are partially effective as from December 29, 2023, considering a series of judicial actions that have granted the suspension of certain modifications.

Regarding the energy industry, in August 2023, transportation operations of the new Tratayén - Salliqueló section of the Presidente Néstor Kirchner gas pipeline began, with the expectation of generating fiscal and productive benefits, better employment, production and energy supply indicators in the country, and other benefits such as an increase in royalties for the producing provinces and foreign currency savings resulting from a decrease in imports. The above is complemented by the Reversion of the Northern Gas Pipeline, which is expected to transport gas from Vaca Muerta to seven provinces in northern Argentina that are currently supplied with imports from Bolivia. Additionally, in a second instance, these works would allow moving forward with exports to the north of Chile and Brazil.

Besides, on December 18, 2023, PEN Executive Order No. 55/23 was issued declaring the emergency in the national energy sector comprising electricity generation, transmission and distribution and natural gas transportation and distribution, effective until December 31, 2024.

In general terms, the severe drought has deteriorated economic conditions and deepened pre-existing macroeconomic imbalances. The Argentine economy recorded a 1.6% accumulated decrease in the Gross Domestic Product as of the third quarter of 2023, a 211.4% cumulative inflation considering the CPI and a 356.3% depreciation of the peso against the U.S. dollar, according to the BNA exchange rate, for fiscal year 2023. In turn, a 6.4% cumulative growth of the Gross Domestic Product as of the third quarter of 2022, a 94.8% increase in the CPI and a 72.5% depreciation of the peso against the U.S. dollar were recorded for fiscal year 2022.

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements. The reforms proposed by the new government have begun their legislative discussion process. It is not possible to currently foresee their evolution or any new measures that may be announced.

The Company’s Management permanently monitors the evolution of the variables affecting its business to define its course of action and identify potential impacts on its assets and financial position.

The Company’s financial statements should be read in the light of these circumstances.